Mineral claims	12 Months Ended
Jan. 31, 2012
Mineral claims [Text Block]

NOTE 3– Mineral claims

At January 31, 2012 we held a 100% interest in 431 standard Federal lode mining claims on the Colorado Plateau Province of Northern Arizona (the “North Pipes Claims”).

At January 31, 2012 we held a 100% interest in 66 standard Federal lode mining claims located in the Tombstone region of Arizona. At January 31, 2012 we held an option to explore 33 standard Federal lode mining claims located in the Tombstone region of Arizona. The mineral claims are owned by JABA US Inc, an Arizona Corporation in which two of our directors are owners. At January 31, 2012 we held Arizona State Land Department Mineral Exploration Permits covering 4,126.9 acres in the Tombstone region of Arizona.

At January 31, 2012 we held an option to explore 26 standard Federal Lode mining claims located in the East Silver Bell region of northwest Tucson, Arizona. The mineral claims are owned by JABA US Inc., an Arizona Corporation in which two of our directors are owners.

At January 31, 2012 we held a 100% interest in 612 Alaska State mining claims in the Iliamna region of Southwestern Alaska, located on the north side of the Cook Inlet, approximately 200 miles southwest of the city of Anchorage, Alaska (the “Big Chunk Claims”).

At January 31, 2012 we are required to make a rental payment of $15,800 to the state of Alaska for our Bonanza Hills claims to keep them in good standing and has not been made to date. We are unsure whether we will make the required payment or abandon our interest in these claims. While we have the right to make these rental payments in arrears, the claims are open to staking by another party and we would lose some or all of our rights in those overstaked claims. We held 56 mineral claims covering approximately 13.5 square miles in Southwestern Alaska, located approximately 40 miles northeast of the northern boundary of the Big Chunk claims. We may lose this property at any time.

Title to mineral claims involves certain inherent risks due to difficulties of determining the validity of certain claims as well as potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral properties. The Company has investigated titles to all its mineral properties and, to the best of its knowledge, except as noted above for the Bonanza Hills Claims, titles to all properties are in good standing as of January 31, 2012.